RELATED PARTY BALANCES AND TRANSACTIONS (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 USD ($)	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Notes and other explanatory information [abstract]
CHNR's share of office rental, rates and others to Anka Consultants Limited	[1]	$ 105	¥ 736	¥ 797	¥ 445
Feishang Management's share of office rental to Feishang Enterprise	[2]	21	146	166	166
Shenzhen New PST's share of office rental to Feishang Enterprise	[2]				¥ 53

[1]	Anka is jointly owned by Mr. Wong Wah On Edward and Mr. Tam Cheuk Ho, who are officers of the Company.
[2]	Feishang Enterprise is controlled by Mr. Li Feilie, who is the controlling shareholder of the Company.